Net Loss Per Share - Computation of basic and diluted net loss per share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator :
Net loss attributable to TuanChe Limited's shareholders	¥ (158,140)	$ (22,929)	¥ (101,945)	¥ (163,034)
Denominator:
Weighted average number of ordinary shares outstanding, basic | shares	319,539,180	319,539,180	306,792,324	304,439,440
Weighted average number of ordinary shares outstanding, diluted | shares	319,539,180	319,539,180	306,792,324	304,439,440
Basic net loss per share attributable to TuanChe Limited's shareholders | ¥ / shares	¥ (0.49)		¥ (0.33)	¥ (0.54)
Diluted net loss per share attributable to TuanChe Limited's shareholders | ¥ / shares	¥ (0.49)		¥ (0.33)	¥ (0.54)